(10) CONCESSION FINANCIAL ASSET (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Concession Financial Asset Details Narrative
Other Operating Income	R$ 27,807	R$ 16,088	R$ 11,400